Statements of Operations	1 Months Ended
Nov. 24, 2020 USD ($) $ / shares shares
Income Statement [Abstract]
Formation and operating costs	$ 1,051
Net Loss	$ (1,051)
Weighted average shares outstanding, basic and diluted | shares	5,625,000 [1]
Basic and diluted net loss per common share | $ / shares	$ (0.00)

[1]	Excludes an aggregate of up to 843,750 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).